DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Our derivative instruments are not designated as hedging instruments and the positions at June 30, 2022 and December 31, 2021 are summarized as follows:

(in thousands of $)	2022	2021
Interest rate swaps	18,815	2,608
Bunker derivatives	172	—
Foreign currency swaps	—	71
Forward freight agreements	—	—
Asset - Derivatives fair value	18,987	2,679

(in thousands of $)	2022	2021
Interest rate swaps	—	10,364
Foreign currency swaps	119	—
Bunker derivatives	83	—
Forward freight agreements	—	—
Liability - Derivatives fair value	202	10,364

Derivative Instruments Gain (Loss)	During the six months ended June 30, 2022 and June 30, 2021, the following amounts were recognized in the consolidated statement of operations under the line item "Gain (loss) on derivatives":

(in thousands of $)		2022	2021
Interest rate swaps	Mark to market gain	23,798	6,628
Foreign currency swaps	Mark to market loss	(189)	(160)
Forward freight agreements	Mark to market gain	481	16,912
Bunker derivatives	Mark to market gain	1,787	275
Total		25,877	23,655